Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	7,800,000
Proposed Maximum Offering Price per Unit	0.76
Maximum Aggregate Offering Price	$ 5,928,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 818.66
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the 2025 Share Incentive Plan (the “Plan”).

Represents ordinary shares issuable upon vesting or exercise of options and pursuant to other awards granted under the Plan.

The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on $0.76 per ordinary share, the average of the high ($0.82) and low ($0.70) prices for the Registrant’s ordinary shares as quoted on the Nasdaq Capital Market on November 17, 2025.